Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 31, 2025	Nov. 05, 2024	Aug. 16, 2024	Jan. 24, 2024	May 31, 2023	Feb. 28, 2023	Jan. 30, 2023	Jan. 23, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 20, 2024	Oct. 21, 2024
Commitments and Contingencies [Line Items]
Rent									$ 186
Rent and maintenance expenses to landlord											$ 115	$ 100
Settlement payment						$ 104	$ 600
Monthly installment payments					$ 1,016
Additional interest				$ 83
Payment to CRO									11
Outstanding settlement agreement									785
Settlement agreement										$ 751
Accrued Liabilities									325	$ 379
Excise tax liability									$ 4,330
Shares redeemed percentage									1.00%
New U.S. federal excise tax percentage									21.00%	21.00%
Excise tax generally of the fair market value percentage			1.00%
Estimated interest percentage									8.00%
Percentage of underpayment penalty per month									0.50%
Percentage of total liability									25.00%
Penalties and interest									$ 71
Excise taxes									1,268
MSK License Agreement [Member]
Commitments and Contingencies [Line Items]
Notice of termination									$ 1,230
Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)		124,352
Price per share (in Dollars per share)		$ 9
Investors		$ 26
Redemption price (in Dollars per share)		$ 11.36
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Excise taxes	$ 4,401
Interest and penalties	$ 210
Vendors [Member]
Commitments and Contingencies [Line Items]
Settlement payment								$ 1,644
New U.S. federal excise tax percentage			1.00%
CRO Vendor [Member]
Commitments and Contingencies [Line Items]
Endorsement on motion for default judgment				$ 700
Series A Common Stock [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)		11,043